Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Share Based Payments [Abstract]
Schedule of Activities in RSUs, RSAs and Other Contingently Issuable Shares Outstanding and Related Information

Activity in the RSUs, RSAs, and other contingently issuable shares outstanding and related information is as follows:

	RSUs		RSAs		Other
	Number of RSUs	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value
		US$		US$		US$
Outstanding at January 1, 2017	501,480	36.73	—	—	—	—
Granted	80,920	59.63	61,880	90.65	—	—
Forfeited	(85,903)	37.43	—	—	—	—
Released	(300,560)	38.95	—	—	—	—
Outstanding at December 31, 2017	195,937	42.46	61,880	90.65	—	—
Granted	14,383	168.24	—	—	—	—
Forfeited	(15,991)	34.93	—	—	—	—
Released	(93,946)	40.12	—	—	—	—
Outstanding at December 31, 2018	100,383	63.87	61,880	90.65	—	—
Granted	715,224	137.15	—	—	162,320	145.21
Forfeited	(48,754)	118.96	—	—	—	—
Released	(128,503)	98.52	(20,600)	90.65	—	—
Outstanding at December 31, 2019	638,350	134.79	41,280	90.65	162,320	134.15

Schedule of Activity in Stock Options Outstanding and Related Information

Activity in the stock options outstanding and related information is as follows:

	Options
	Number of options	Weighted average exercise price
		US$
Outstanding at January 1, 2017	10,976,480	36.88
Granted	5,819,520	64.11
Forfeited	(659,000)	46.34
Exercised	(1,422,520)	22.23
Expired	(67,760)	28.49
Outstanding at December 31, 2017	14,646,720	48.73
Granted	3,578,000	142.20
Forfeited	(1,220,508)	62.82
Exercised	(4,736,555)	40.97
Expired	(24,131)	54.98
Outstanding at December 31, 2018	12,243,526	77.63
Granted	4,152,565	147.11
Forfeited	(719,860)	105.01
Exercised	(3,478,660)	49.41
Expired	(43,799)	117.79
Outstanding at December 31, 2019	12,153,772	107.68
Exercisable at December 31, 2017	5,822,400	39.62
Exercisable at December 31, 2018	5,162,876	58.25
Exercisable at December 31, 2019	5,553,650	84.18

Summary of Stock Options Outstanding

The stock options outstanding December 31, 2019, 2018, and 2017 are comprised of the following:

			2019		2018		2017
Range of exercise prices (US$)			Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
1.65	to	45.00	2,130,161	0.9	4,753,052	1.8	9,039,248	2.7
45.01	to	90.00	2,482,270	2.2	3,337,414	3.2	4,736,432	4.2
90.01	to	135.00	2,946,838	3.4	2,695,890	3.9	871,040	4.2
135.01	to	180.00	3,318,423	4.1	749,360	4.3	—	—
180.01	to	233.42	1,276,080	3.7	707,810	4.2	—	—
			12,153,772	2.9	12,243,526	2.9	14,646,720	3.3

Summary of Black-Scholes Option-Pricing Models

The following table lists the inputs to the Black-Scholes option-pricing models used for employee share-based payments for the years ended December 31, 2019, 2018, and 2017:

	2019	2018	2017
Expected volatility (%)	30.1 – 35.2	32.0 – 34.7	32.0 – 43.5
Risk-free interest rate (%)	1.4 – 2.6	2.4 – 2.9	1.4 – 2.0
Expected life of stock options (years)	2.5 – 4.8	2.4 – 4.4	2.4 – 4.4
Weighted-average share price (US$)	136.09	142.20	64.11

Summary of Impact of Changes on Stock Options Expense for Options Granted	The following table shows the impact of these changes on stock option expense for the options granted in 2019:

2019
(in € millions)
Actual stock option expense	48
Stock option expense increase (decrease) under the following assumption changes
Volatility decreased by 10%	(13)
Volatility increase by 10%	13
Expected life decrease by 1 year	(9)
Expected life increase by 1 year	8

Summary of Expense Recognized in Consolidated Statement of Operations for Employee Share Based Payments	The expense recognized in the consolidated statement of operations for employee share-based payments is as follows:
	2019	2018	2017
	(in € millions)
Cost of revenue	4	3	2
Research and development	61	40	21
Sales and marketing	27	19	15
General and administrative	30	26	27
	122	88	65